INTANGIBLE ASSETS - Additional Information (Details) - Power Purchase Agreement UTA - Parent [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Revenue recognized on intangible assets	$ 36	$ 23	$ 7
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Disclosure of detailed information about intangible assets [line items]
Agreement termination date	2031
Remaining intangible assets are amortized straight-line over years	17 years
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Disclosure of detailed information about intangible assets [line items]
Agreement termination date	2038
Remaining intangible assets are amortized straight-line over years	20 years